UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

PHEAA Student Loan Foundation, Inc.1

(Exact name of securitizer as specified in its charter.)

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2023 to June 30, 2023.

Date of Report (Date of earliest event reported): June 30, 2023

Commission File Number of Securitizer: 025-00589

Central Index Key Number of Securitizer: 001204350

William Walker

(717) 720-7758

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)2  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable)

Central Index Key Number of underwriter (if applicable)

Name and telephone number, including area code,

of the person to contact in connection with this filing

[1]

PHEAA Student Loan Foundation, Inc., as securitizer, is filing this Form ABS-15G in connection with all asset-backed securities with respect to which it acted as the depositor that were outstanding during the reporting period, all of which were student loan backed securities.

[2]	Other than any activity previously reported pursuant to Rule 15Ga-1(c)(2)(i).

Item 1.01	Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute				Demand Withdrawn		Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Student Loans
Issuing Entity- PHEAA Student Loan Trust 2021-1 CIK# - None		PHEAA [1]	[2]	[2]	100%	[3]	[3]	0%	[3]	[3]	0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Total 2021-1			[2]	[2]	100%	[3]	[3]	0%	[3]	[3]	0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Total			[2]	[3]	100%	[3]	[3]	0%	[3]	[3]	0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%

[1]	The loans were originated by the Pennsylvania Higher Education Assistance Agency [or by a person who could not be identified].
[2]	The aggregate number of student loans included in this securitization was 81,288. The aggregate principal balance of the loans included in the securitization was $655,645,035.84.
[3]

One loan with an aggregate principal balance of $50,356.57 was repurchased because the loans were ineligible due to a servicing error that occurred prior to the sale to the Issuer for the securitization. The aggregate principal balance of this loan represented 0.007680% of the aggregate principal balance of the loans included in the securitization.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PHEAA STUDENT LOAN FOUNDATION, Depositor

Date: August 1, 2023	By:	/s/ William Walker
William Walker
Treasurer

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